Income Taxes (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) [Line Items]
Effective income tax rate	(18.00%)	18.00%	18.00%
Vietnam Tax Laws [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate	20.00%
Hong Kong Tax Laws [Member]
Income Taxes (Details) [Line Items]
Foreign income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Foreign income tax rate	25.00%